Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Tabular Disclosure of Compensation Actually Paid versus Performance
The following table discloses information on “compensation actually paid,” or CAP, to our principal executive officers, or PEOs, and the average CAP to our other Named Executive Officers, or non-PEO
NEOs, during the previous five fiscal years, alongside Company total shareholder return, or TSR, peer group TSR, net income (loss), and the Company-selected financial performance measure of Adjusted EBITDA.

	Summary Compensation Table Total for PEO(1)		CAP to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average CAP to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ millions)	Adjusted EBITDA ($ millions)(6)
Year	Lee	Colella	Lee	Colella			TSR	Peer Group TSR(5)
2024	$8,760,125	N/A	$7,389,231	N/A	$1,953,259	$1,818,697	$98.47	$175.92	$190	$927
2023	$7,906,628	N/A	$13,215,067	N/A	$2,117,764	$3,083,750	$96.33	$150.70	$(1,841)	$863
2022	$8,058,382	N/A	$3,494,929	N/A	$2,046,599	$759,709	$78.58	$125.15	$333	$854
2021	$7,596,357	N/A	$11,383,747	N/A	$2,311,088	$3,336,104	$160.26	$160.00	$551	$868
2020	$6,082,216	$422,186	$8,922,167	$838,753	$2,270,297	$3,494,613	$137.71	$123.86	$350	$601

(1)
These amounts reflect the total compensation of Dr. Lee for the previous five years and the total compensation of Mr. Colella for 2020, each as calculated in accordance with the requirements of Item 402(c) of Regulation
S-K,
or Item 402(c). Dr. Lee succeeded Mr. Colella as our CEO on January 1, 2020.

(2)
These amounts reflect CAP for Dr. Lee for the previous five years and for Mr. Colella for 2020, each as calculated in accordance with Item 402(v) of Regulation
S-K,
or Item 402(v). The table below summarizes the adjustments required to reconcile total compensation from the summary compensation table to CAP for each of our PEOs for the previous five years.

	2024	2023	2022	2021	2020
Adjustment	Lee	Lee	Lee	Lee	Lee	Colella
Total Compensation from Summary Compensation Table	$8,760,125	$7,906,628	$8,058,382	$7,596,357	$6,082,216	$422,186
Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(7,388,552)	$(5,900,090)	$(5,909,984)	$(4,478,002)	$(3,205,190)	$(198,409)
Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$4,616,322	$9,488,697	$5,503,956	$7,086,150	$5,333,199	$299,195
Year-Over-Year Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$121,996	$989,809	$(3,482,934)	$698,646	$651,261	$-
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$1,279,340	$730,023	$(674,491)	$480,596	$60,681	$315,781
Compensation Actually Paid	$7,389,231	$13,215,067	$3,494,929	$11,383,747	$8,922,167	$838,753

(3)
These amounts reflect the average total compensation of Mr. Mayampurath, Ms. Burke, Mr. Henry, Mr. Schreiner, and Mr. Bagshaw for 2024; Ms. Burke, Mr. Henry, Mr. Schreiner, and Mr. Bagshaw for 2023 and 2022; Ms. Burke, Mr. Schreiner, Mr. Bagshaw, and Dr. Mark Gitin, our former Executive Vice President and General Manager, Photonics Solutions Division, for 2021; and Ms. Burke, Mr. Schreiner, and Mr. Bagshaw for 2020, each as calculated in accordance with the requirements of Item 402(c).

(4)
These amounts reflect the average CAP for our
non-PEO
NEOs for the previous five years, each as calculated in accordance with the requirements of Item 402(v). The table below summarizes the adjustments required to reconcile average total compensation from the summary compensation table to average CAP for our non-PEO
NEOs for the previous five years.

Adjustment	2024	2023	2022	2021	2020
	Non-PEO NEOs	Non-PEO NEOs	Non-NEO PEOs	Non-NEO PEOs	Non-NEO PEOs
Average Total Compensation from Summary Compensation Table	$1,953,259	$2,117,764	$2,046,599	$2,311,088	$2,270,297
Less Average Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(1,154,794)	$(1,130,850)	$(1,132,739)	$(1,020,430)	$(1,010,868)
Plus Average Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$833,417	$1,742,044	$1,025,706	$1,577,301	$1,672,797
Year-Over-Year Change in Average Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$10,766	$198,872	$(805,502)	$305,120	$526,229
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Average Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$176,049	$155,920	$(374,355)	$163,025	$36,158
Average Compensation Actually Paid	$1,818,697	$3,083,750	$759,709	$3,336,104	$3,494,613

(5)	Peer Group TSR represents TSR for the S&P 1500 Composite Electronic Equipment Instruments & Components Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

(6)
We selected this measure as the most important in linking 2024 NEO CAP to Company performance because long-term equity incentive compensation comprised the largest percentage of total NEO compensation and Adjusted EBITDA was the financial measure we used to determine achievement under 70% of the performance-based RSUs granted in 2024. Adjusted EBITDA is defined as the Company’s GAAP operating income, excluding any charges or income not related to the operating performance of the Company, plus depreciation and stock compensation expense. For 2024, Adjusted EBITDA excludes the
Non-Executive
Bonus Adjustment. For 2022, Adjusted EBITDA excludes the results of Atotech, which we acquired in August 2022. For 2021, Adjusted EBITDA excludes the results of Photon Control, which we acquired in July 2021. For further information regarding Adjusted EBITDA and its function in our executive compensation program, see “Executive Compensation — Compensation Discussion and Analysis — Elements of Compensation — Long-Term Equity Incentive Compensation” above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	These amounts reflect the average total compensation of Mr. Mayampurath, Ms. Burke, Mr. Henry, Mr. Schreiner, and Mr. Bagshaw for 2024; Ms. Burke, Mr. Henry, Mr. Schreiner, and Mr. Bagshaw for 2023 and 2022; Ms. Burke, Mr. Schreiner, Mr. Bagshaw, and Dr. Mark Gitin, our former Executive Vice President and General Manager, Photonics Solutions Division, for 2021; and Ms. Burke, Mr. Schreiner, and Mr. Bagshaw for 2020, each as calculated in accordance with the requirements of Item 402(c).
Peer Group Issuers, Footnote	Peer Group TSR represents TSR for the S&P 1500 Composite Electronic Equipment Instruments & Components Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(2)
These amounts reflect CAP for Dr. Lee for the previous five years and for Mr. Colella for 2020, each as calculated in accordance with Item 402(v) of Regulation
S-K,
or Item 402(v). The table below summarizes the adjustments required to reconcile total compensation from the summary compensation table to CAP for each of our PEOs for the previous five years.

	2024	2023	2022	2021	2020
Adjustment	Lee	Lee	Lee	Lee	Lee	Colella
Total Compensation from Summary Compensation Table	$8,760,125	$7,906,628	$8,058,382	$7,596,357	$6,082,216	$422,186
Less Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(7,388,552)	$(5,900,090)	$(5,909,984)	$(4,478,002)	$(3,205,190)	$(198,409)
Plus Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$4,616,322	$9,488,697	$5,503,956	$7,086,150	$5,333,199	$299,195
Year-Over-Year Change in Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$121,996	$989,809	$(3,482,934)	$698,646	$651,261	$-
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$1,279,340	$730,023	$(674,491)	$480,596	$60,681	$315,781
Compensation Actually Paid	$7,389,231	$13,215,067	$3,494,929	$11,383,747	$8,922,167	$838,753

Non-PEO NEO Average Total Compensation Amount	$ 1,953,259	$ 2,117,764	$ 2,046,599	$ 2,311,088	$ 2,270,297
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,818,697	3,083,750	759,709	3,336,104	3,494,613
Adjustment to Non-PEO NEO Compensation Footnote
(4)
These amounts reflect the average CAP for our
non-PEO
NEOs for the previous five years, each as calculated in accordance with the requirements of Item 402(v). The table below summarizes the adjustments required to reconcile average total compensation from the summary compensation table to average CAP for our non-PEO
NEOs for the previous five years.

Adjustment	2024	2023	2022	2021	2020
	Non-PEO NEOs	Non-PEO NEOs	Non-NEO PEOs	Non-NEO PEOs	Non-NEO PEOs
Average Total Compensation from Summary Compensation Table	$1,953,259	$2,117,764	$2,046,599	$2,311,088	$2,270,297
Less Average Fair Value of Equity Awards Reported in the Summary Compensation Table in the Covered Year	$(1,154,794)	$(1,130,850)	$(1,132,739)	$(1,020,430)	$(1,010,868)
Plus Average Fair Value of Covered Year Equity Awards Unvested at Fiscal Year-End	$833,417	$1,742,044	$1,025,706	$1,577,301	$1,672,797
Year-Over-Year Change in Average Fair Value of Prior Years’ Equity Awards Unvested at Fiscal Year-End	$10,766	$198,872	$(805,502)	$305,120	$526,229
Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Average Fair Value of Prior Years’ Equity Awards Vested in the Covered Year	$176,049	$155,920	$(374,355)	$163,025	$36,158
Average Compensation Actually Paid	$1,818,697	$3,083,750	$759,709	$3,336,104	$3,494,613

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2024 to Company Performance
We disclose below the most important measures we used to link 2024 NEO CAP to Company performance. For 2024, Named Executive Officers were granted two performance-based equity awards, one of which was based on achievement of Adjusted EBITDA at different adjusted revenue levels and the other of which was based on achievement of rTSR. For 2024, Named Executive Officers were also eligible for variable cash compensation based on achievement of non-GAAP
operating income and adjusted net debt. For further information regarding these measures and their function in our executive compensation program, see “Executive Compensation — Compensation Discussion and Analysis” above.

2024 Most Important Measures

Adjusted EBITDA
Non-GAAP Operating Income Relative Total Shareholder Return Adjusted Net Debt
Adjusted Revenue

Total Shareholder Return Amount	$ 98.47	96.33	78.58	160.26	137.71
Peer Group Total Shareholder Return Amount	175.92	150.7	125.15	160	123.86
Net Income (Loss)	$ 190,000,000	$ (1,841,000,000)	$ 333,000,000	$ 551,000,000	$ 350,000,000
Company Selected Measure Amount	927,000,000	863,000,000	854,000,000	868,000,000	601,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Debt
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Revenue
Lee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,760,125	$ 7,906,628	$ 8,058,382	$ 7,596,357	$ 6,082,216
PEO Actually Paid Compensation Amount	$ 7,389,231	$ 13,215,067	$ 3,494,929	$ 11,383,747	8,922,167
PEO Name	Lee	Lee	Lee	Lee
Colella [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					422,186
PEO Actually Paid Compensation Amount					$ 838,753
PEO Name					Colella
PEO | Lee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,388,552)	$ (5,900,090)	$ (5,909,984)	$ (4,478,002)	$ (3,205,190)
PEO | Lee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,616,322	9,488,697	5,503,956	7,086,150	5,333,199
PEO | Lee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,996	989,809	(3,482,934)	698,646	651,261
PEO | Lee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,279,340	730,023	(674,491)	480,596	60,681
PEO | Colella [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(198,409)
PEO | Colella [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					299,195
PEO | Colella [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Colella [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					315,781
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,154,794)	(1,130,850)	(1,132,739)	(1,020,430)	(1,010,868)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	833,417	1,742,044	1,025,706	1,577,301	1,672,797
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,766	198,872	(805,502)	305,120	526,229
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 176,049	$ 155,920	$ (374,355)	$ 163,025	$ 36,158